UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Unrealized mark-to-market loss	$ 86,664
Taxes, Other	73,300
New Fortress Energy (NFE)
Investment Income, Dividend	$ 1,900